BLACKROCK SUSTAINABLE BALANCED FUND, INC.

(the “Fund”)

Supplement dated October 26, 2023 to the Summary Prospectuses and the

Prospectuses of the Fund, each dated September 28, 2023, as supplemented to date

The following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectuses entitled “Key Facts About BlackRock Sustainable Balanced Fund, Inc. — Portfolio Managers” and the section of the Prospectuses entitled “Fund Overview — BlackRock Sustainable Balanced Fund, Inc. — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2006	Managing Director of BlackRock, Inc.
Michael Pensky, CFA	2022	Managing Director of BlackRock, Inc.
Daniel Felder, CFA	2022	Director of BlackRock, Inc.
Raffaele Savi	2022	Senior Managing Director of BlackRock, Inc.
Richard Mathieson	2022	Managing Director of BlackRock, Inc.
Anna Hawley, CFA	2022	Managing Director of BlackRock, Inc.
Scott Radell	2022	Managing Director of BlackRock, Inc.
Jasmita Mohan	2023	Director of BlackRock, Inc.

The section of the Prospectuses entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND
The Fund is managed by a team of financial professionals. Philip Green, Michael Pensky, CFA, Daniel Felder, CFA, Raffaele Savi, Richard Mathieson, Anna Hawley, CFA, Scott Radell and Jasmita Mohan are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectuses entitled “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Philip Green	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2006	Managing Director of BlackRock, Inc. since 2006; Vice President of Merrill Lynch Investment Managers L.P. (“MLIM”) from 1999 to 2006.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Pensky, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Managing Director of BlackRock, Inc. since 2021; Director of BlackRock, Inc. from 2018 to 2020; Vice President of BlackRock, Inc. from 2016 to 2017; Associate of BlackRock, Inc. from 2012 to 2015.
Daniel Felder, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2022	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2017 to 2020; Associate of BlackRock, Inc. from 2014 to 2016; Analyst of BlackRock, Inc. from 2011 to 2013.
Raffaele Savi	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.	2022	Senior Managing Director of BlackRock, Inc. since 2023; Managing Director of BlackRock, Inc. from 2009 to 2022; Managing Director at Barclays Global Investors from 2007 to 2009; Principal at Barclays Global Investors from 2006 to 2007.
Richard Mathieson	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.	2022	Managing Director of BlackRock, Inc. since 2011; Director of BlackRock, Inc. from 2009 to 2011; Principal at Barclays Global Investors from 2008 to 2009; Equity Analyst for Exista UK from 2007 to 2008; Principal at Barclays Global Investors from 2005 to 2007; Associate of Barclays Global Investors from 2001 to 2005.
Anna Hawley, CFA	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.	2022	Managing Director of BlackRock, Inc. since 2022; Director of BlackRock, Inc. from 2009 to 2021; Principal of Barclays Global Investors from 2007 to 2009; Associate of Barclays Global Investors from 2002 to 2007.
Scott Radell	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.	2022	Managing Director of BlackRock, Inc. since 2009; Head of US Fixed Income Portfolio Solutions within BlackRock’s Model-Based Fixed Income Portfolio Management Group since 2009; Portfolio Manager of Barclays Global Investors from 2003 to 2009.
Jasmita Mohan	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.	2023	Director of BlackRock, Inc. since 2019; Portfolio Manager within BlackRock’s Systematic Fixed Income Portfolio Management Group since 2014.

Shareholders should retain this Supplement for future reference.

ALLPRO-SBF-1023SUP

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